Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

During October 2023, the Company filed a Form S-1 to register 8,433,231 shares of Company Common Stock issuable upon exercise of the Public Warrants and 10,069,748 shares of Company Common Stock (the “Registration”). In conjunction with the Registration, the Company issued 566,667 shares of Company Common Stock for the Committed Stock.

In November 2023, in connection with the Business Combination, the Company’s Board of Directors adopted the 2023 Long Term Incentive Plan (the “2023 Plan”) which permits granting of incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units, stock appreciation rights, bonus awards, dividend equivalents and other cash-based or stock-based awards to employees and non-employees. Pursuant to the 2023 Plan, 8,000,000 shares of common stock were authorized for issuance under the 2023 Plan. The awards issued under the Legacy Spectral’s 2018 Plan and the 2022 Plan will be rolled into the 2023 Plan.

Rosecliff Acquisition Corp I [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 22, 2023, the Company received the Notice from the Staff of Nasdaq indicating that the Company is not in compliance with Listing Rule 5550(a)(4), due to the Company’s failure to meet the minimum 500,000 publicly held shares requirement for the Nasdaq Capital Market. The Notice is only a notification of deficiency, not of imminent delisting. On March 9, 2023, per the Notice, the Company submitted a plan of compliance to achieve and sustain compliance with all Nasdaq Capital Market listing requirements. If Nasdaq does not accept the Company’s plan, the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel.